Note 1 - Nature of Business and Going Concern	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Description of nature of business [text block]
1.	Nature of business and going concern

The Company's principal business activity is the development and commercialization of IL-2, IL-4 and IL-13 Superkines and Empowered Superkines for the treatment of cancer, inflammation and immune-mediated diseases. Medicenna has five wholly owned subsidiaries, Medicenna Therapeutics Inc. (“MTI”) (British Columbia), Medicenna Biopharma Inc. (“MBI”) (Delaware), Medicenna Biopharma Inc. (“MBIBC”) (British Columbia), Medicenna Australia PTY Ltd (“MAL”) (Australia) and Medicenna Therapeutics UK Limited (“MTU”). Medicenna is traded on both the Toronto Stock Exchange and the Nasdaq Capital Market (“NASDAQ”) under the symbol ‘’MDNA”. On March 30, 2021, the Company set up its wholly owned subsidiary MAL. On April 15, 2021, the Company set up its wholly owned subsidiary MTU, which was dissolved on March 8, 2022.

As at March 31, 2022, the head and registered office is located at 2 Bloor St W, 7th Floor, Toronto, Ontario, Canada.

Since inception, the Company has devoted its resources to funding R&D programs, including securing intellectual property rights and licenses, conducting discovery research, manufacturing drug supplies, initiating preclinical and clinical studies, submitting regulatory dossiers and providing administrative support to R&D activities, which has resulted in an accumulated deficit of $70.9 million as of March 31, 2022. With current revenues only consisting of interest earned on excess cash, cash equivalents and marketable securities, losses are expected to continue while the Company’s R&D programs are advanced.

We currently do not earn any revenues from our product candidates and are therefore considered to be in the development stage. As required, the Company will continue to finance its operations through the sale of equity or pursue non-dilutive funding sources available to the Company in the future. The continuation of our research and development activities for MDNA55, MDNA11 and the BiSKITsTM platform and the commercialization of MDNA55 is dependent upon our ability to successfully finance and complete our research and development programs through a combination of equity financing and revenues from strategic partners. We have no current sources of revenues from strategic partners.

The accompanying consolidated financial statements have been prepared on a going concern basis in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The going concern basis contemplates the realization of assets and the settlement of liabilities in the normal course of business as they come due for the foreseeable future.  Management has forecasted that the Company’s current level of cash is expected to be able to fund operations into Q1 of fiscal 2024. The Company is actively pursuing additional financing to further develop certain of the Company’s scientific initiatives, but there is no assurance these initiatives will be successful, timely or sufficient. Consequently, the Company’s ability to continue as a going concern beyond Q1 of fiscal 2024 is dependent on its ability to secure additional financing.  These circumstances cast substantial doubt as to the ability of the Company to continue as a going concern and, hence, the appropriateness of the use of accounting principles applicable to a going concern.

These financial statements do not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and balance sheet classifications that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.

COVID-19 Update

In March 2020, the World Health Organization declared the COVID-19 outbreak a global pandemic and the Company continues to evaluate the COVID-19 situation and monitor any impacts or any potential impacts to the business. Medicenna has implemented health and safety measures in accordance with health officials and guidance from local government authorities. Further, the pandemic has had an impact on the Company’s third-party vendors resulting in delays in receiving components and supplies which delayed our ability to start certain studies and could result in development delays including the ongoing and planned clinical activities related to MDNA11. As the COVID-19 health crisis continues, the Company will continue to rely on guidance and recommendations from local health authorities, Health Canada and the Centers for Disease Control and Prevention to update the Company’s policies.